September 8, 2016

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Prudential Discovery Premier Group Variable Contract Account
(File No. 811-09799)

Discovery Premier Group Retirement Annuity

(File No. 333-95637)

Dear Commissioners:

On behalf of The Prudential Insurance Company of America and the Prudential Discovery Premier Group Variable Contract Account (the “Account”), please accept this information concerning the filing of the semi-annual reports made with the Commission by the underlying mutual funds and portfolios within this group variable annuity. Pursuant to Rule 30d-1 of the Investment Company Act of 1940 (the “Act”), each investment company listed below filed a report on Form N-CSRS with the Securities and Exchange Commission on the dates indicated below. Pursuant to Rule 30e-2(a) of the Act, the Account transmitted those fund reports to its shareholders of record. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act. We hereby incorporate by reference the following semi-annual reports with respect to the funds and portfolios specified below:

1.	Filer/Entity:	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Registration No.:	811-07452
	CIK No.:	0000896435
	Accession No.:	0001193125-16-692915
	Date of Filing:	2016-08-26

	Share Class:	Series I

Invesco V.I. Core Equity Fund Invesco V.I. Mid Cap Growth Fund Invesco V.I. Government Securities Fund Invesco V.I. International Growth Fund

2.	Filer/Entity:	AB Variable Products Series Fund, Inc.
	Registration No.:	811-05398
	CIK No.:	0000825316
	Accession No.:	0001193125-16-686479
	Date of Filing:	2016-08-19

	Share Class:	Class A

AB VPS Growth and Income Portfolio AB VPS Large Cap Growth Portfolio

AB VPS Small Cap Growth Portfolio

3.	Filer/Entity:	American Century Variable Portfolios, Inc.
	Registration No.:	811-05188
	CIK No.:	0000814680
	Accession No.:	0000814680-16-000233
	Date of Filing:	2016-08-17

	Share Class:	Class I

VP Income & Growth Fund

4.	Filer/Entity:	Davis Variable Account Fund, Inc.
	Registration No.:	811-09293
	CIK No.:	0001084060
	Accession No.:	0001084060-16-000031
	Date of Filing:	2016-08-22

	Share Class:	N/A

Davis Value Portfolio

5.	Filer/Entity:	Delaware VIP® Trust
	Registration No.:	811-05162
	CIK No.:	0000814230
	Accession No:	0001206774-16-007168
	Date of Filing:	2016-09-06

	Share Class:	Standard

Delaware VIP® Emerging Markets Series

6.	Filer/Entity:	The Dreyfus Socially Responsible Growth Fund, Inc.
	Registration No.:	811-07044
	CIK No.:	0000890064
	Accession No.:	0000890064-16-000032
	Date of Filing:	2016-08-12

	Share Class:	Initial

The Dreyfus Socially Responsible Growth Fund, Inc.

7.	Filer/Entity:	Franklin Templeton Variable Insurance Products Trust
	Registration No.:	811-05583
	CIK No.:	0000837274
	Accession No.:	0001193125-16-695385
	Date of Filing:	2016-08-29

	Share Class:	Class 1

Franklin Small-Mid Cap Growth VIP Fund
Templeton Foreign VIP Fund

8.	Filer/Entity:	Janus Aspen Series
	Registration No.:	811-07736
	CIK No.:	0000906185
	Accession No.:	0000906185-16-000038
	Date of Filing:	2016-08-30

	Share Class:	Institutional

Enterprise Portfolio
Global Research Portfolio

9.	Filer/Entity:	MFS Variable® Insurance Trust
	Registration No.:	811-08326
	CIK No.:	0000918571
	Accession No.:	0001193125-16-691405
	Date of Filing:	2016-08-25

	Share Class:	Initial

MFS® Growth Series
MFS® Investors Trust Series
MFS® Total Return Bond Series
MFS® Total Return Series

10.	Filer/Entity:	MFS Variable® Insurance Trust II
	Registration No.:	811-03732
	CIK No.:	0000719269
	Accession No.:	0001193125-16-691443
	Date of Filing:	2016-08-25

	Share Class:	Initial

MFS® Massachusetts Investors Growth Stock Portfolio

11.	Filer/Entity:	PIMCO Variable Insurance Trust
	Registration No.:	811-08399
	CIK No.:	0001047304
	Accession No.:	0001193125-16-692999
	Date of Filing:	2016-08-26

	Share Class:	Administrative

PIMCO Short-Term Portfolio

12.	Filer/Entity:	Prudential Series Fund
	Registration No.:	811-03623
	CIK No.:	0000711175
	Accession No.:	0001193125-16-691395
	Date of Filing:	2016-08-25

	Share Class:	Class I

Conservative Balanced Portfolio
Diversified Bond Portfolio
Equity Portfolio
Flexible Managed Portfolio
Global Portfolio
Government Income Portfolio
High Yield Bond Portfolio
Jennison Portfolio
Jennison 20/20 Focus Portfolio
Money Market Portfolio
Small Capitalization Stock Portfolio
Stock Index Portfolio
Value Portfolio

13.	Filer/Entity:	T. Rowe Price Equity Series, Inc.
	Registration No.:	811-07143
	CIK No.:	0000918294
	Accession No.:	0001206774-16-006959
	Date of Filing:	2016-08-22

	Share Class:	N/A

T. Rowe Price Equity Income Portfolio

If you have any questions regarding this filing, please contact me at (860) 534-4245.

Sincerely,

/s/ Michele M. Drummey
Michele M. Drummey
Director & Corporate Counsel